Operating Loss (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating Loss [Abstract]
Depreciation of property, plant and equipment	£ 2,329	£ 901	£ 5,018	£ 2,176
Depreciation of right-of-use assets	874	461	2,648	1,168
Amortisation of intangible assets	1,173	1,179	3,499	3,462
Research and development expenses	32,608	36,776	99,013	93,235
Foreign exchange gains	(3,272)	(7,421)	(1,628)	(39,892)
Loss on forward contracts	0	0	0	11,287
Share-based payment charge	£ 6,357	£ 10,113	£ 20,150	£ 23,799